Document and Entity Information	12 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2012
Registrant Name	FINANCIAL INVESTORS TRUST
Central Index Key	0000915802
Amendment Flag	false
Document Creation Date	Jun. 28, 2013
Document Effective Date	Jun. 28, 2013
Prospectus Date	Mar. 31, 2013